Provisions - Environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Discounted	£ 2,227	£ 2,654	£ 2,199
Environmental
Disclosure of other provisions [line items]
Discounted	1,700	2,071	£ 1,639
Undiscounted	1,754	£ 2,139
Real discount rate		0.50%
Weighted average duration of cash flows		10 years
Environmental | UK
Disclosure of other provisions [line items]
Discounted	167	£ 175
Undiscounted	£ 171	£ 184
Real discount rate	0.50%	0.50%
Weighted average duration of cash flows	15 years
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 1,533	£ 1,896
Undiscounted	£ 1,583	£ 1,955
Real discount rate	0.50%	0.50%
Weighted average duration of cash flows	10 years